Schedule of lease liabilities (Details) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Lease liabilities payable, net	$ 35,009	$ 43,159
Less: portion classified as current liabilities	(12,071)	(20,353)
Non-current liabilities	22,938	22,806
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities	12,071	20,353
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities	$ 22,938	$ 22,806